Investments in Associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in Associates	Investments in Associates

	Percentage of ownership	Common shares	December 31, 2024	December 31, 2023
Soto Norte (a)	—%	—	$—	$108,527
Seasif Exploration (previously Western Atlas) (c)	24.3%	29,910,588	180	253
Total			$180	$108,780

The income (loss) from investments in associates during the years ended December 31, 2024 and 2023 comprises:

	Year-ended December 31,
	2024	2023
Soto Norte (a)	$(2,811)	$2,650
Denarius (b)	—	(2,463)
Seasif Exploration (previously Western Atlas) (c)	(73)	(128)
Total	$(2,884)	$59
a)Soto Norte

Prior to June 28, 2024, the Soto Norte Project was accounted for as an investment in associate under the equity method, as the Company had significant influence over the Soto Norte Project. On June 28, 2024, the Company acquired an additional 31% interest in the Soto Norte Project, resulting in the Company obtaining control and consolidating the Soto Norte Project. As a result, the Company ceased equity accounting for its investment and its previously-held interest was reclassified to form part of the consideration paid for the acquisition (Note 5).
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2022	$100,772
Company’s share of the income from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment (Note 5)	(108,363)
Investment in associate as of December 31, 2024	$—
7.    Investments in Associates (cont.)
As part of the acquisition of the Company's initial 20% interest in the Soto Norte Project on April 12, 2022, the Company recognized a note payable related to the deferred $50 million tranche payment due to Mubadala. The note incurred interest at 7.5% and was amortized using the effective interest method, resulting in an effective interest rate of 11.87%. The note was repaid on March 21, 2023.

Amount
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	Year-ended December 31,
	2024	2023
Project expenses	(13,022)	(10,173)
Net (loss) income and comprehensive (loss) income of associate	(14,054)	13,251
Company’s equity share of the net (loss) income and comprehensive (loss) income of associate – 20%	$(2,811)	$2,650
b)Denarius

During the year ended December 31, 2023, the Company's equity investment in Denarius Metals Corp. (“Denarius”) decreased from 31.8% to 17.2% as a result of a rights offering and private placement completed by Denarius. As a result of the reduced ownership percentage subsequent to the private placement, the Company concluded that it no longer had significant influence in the investee, and therefore, discontinued accounting for the investment using the equity method from April 4, 2023, being the date of the completion of the private placement and began carrying the investment at fair value through profit or loss. The Company recorded a loss on discontinuation of the equity method of $10.0 million and reclassified the fair value of the Denarius investment of $3.5 million to other financial assets. The loss was calculated as the difference between the fair value (as determined based on the current market price of Denarius) of Aris Mining’s retained interest and the carrying amount of the investment in Denarius at the date the equity method was discontinued, including a $1.9 million loss previously recognized in other comprehensive income that was reclassified to profit and loss on discontinuation of the equity method.
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius as at December 31, 2023	$—	$—	$—
7.    Investments in Associates (cont.)
During the year-ended December 31, 2023, the Company also subscribed for C$5.0 million of Denarius Convertible Debentures ("Denarius Debenture"). The Denarius Debenture is due, in cash, on October 19, 2028 and may be converted into common shares of Denarius at a conversion price of C$0.45 per share. The Denarius Debenture pays interest monthly at a rate of 12.0% per annum and also pays quarterly in cash an amount equal to the Gold Premium (as defined below) multiplied by the principal amount of the Denarius Debenture. The Gold Premium is calculated as the percentage equal to (i) 25% of the amount, if any, by which the London P.M. Fix exceeds $1,800 per ounce, divided by (ii) $1,800. Approval by the shareholders of Denarius is required in order for the Company to convert such amount of Denarius Debentures that would result in the Company's ownership interest in Denarius increasing above 19.9%.
During the year-ended December 31, 2024, Denarius delayed the commencement of the Gold Premium payment by one year and extended the maturity date by one year to October 19, 2029. In addition, the Company received a consent fee equal to two percent, which will be satisfied through the issuance of additional debentures. As a result, the total aggregate principal amount of the Denarius Convertible Debenture as at December 31, 2024 is C$5.1 million.
The Company’s investment in Denarius is carried at $12.6 million at December 31, 2024. During the year ended December 31, 2024, the Company recognized a gain of $2.9 million in gain (loss) on financial instruments related to the change in fair value of the investment in the period (year ended December 31, 2023 - $2.7 million).

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
c)Seasif Exploration (previously Western Atlas)

As at December 31, 2024, the Company holds a 24.3% equity interest in Seasif Exploration (December 31, 2023 – 25.4%).
The following table summarizes the change in the carrying amount of the Company’s investment in Seasif Exploration:

Amount
As of December 31, 2022	$381
Company’s share of the loss from the associate	(128)
As of December 31, 2023	$253
Company’s share of the loss from the associate	(73)
Investment in Seasif Exploration as of December 31, 2024	$180